Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss from operations before income taxes	$ (26,657)	$ (28,338)	$ (10,012)
Convertible loan interest accrued	163	272	50
Shares issued in lieu of fees		466	105
Share based payment – options	5,173	5,070	1,266
Share based payment – warrants		26
Bonus to be settled in equity	855	13,503
Depreciation	8	5	5
(Gain)/ loss on foreign exchange	(1,899)	237	165
Lease adjustment
Depreciation of right-of-use asset	133	86	248
(Gain)/loss on disposal of right of use asset	(28)		71
Proceeds from finance lease reclassified as an investing activity	(152)
Cash inflow from taxation	1,415		1,021
Impairment of SharDNA SPA		296
Gain from disposal of intellectual property		(2,663)
Net (increase) in related party receivables	(88)	(31)	(287)
Net (decrease)/increase in related party payables	(685)	1,145	436
Net (increase)/decrease in operating assets/other receivables	516	(437)	159
Net (decrease) in operating liabilities /other liabilities	(516)	(972)	(23)
Net cash used in operating activities	(21,762)	(11,335)	(6,796)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of PPE	(22)	(3)	(4)
Purchase of Act D		(120)
Proceeds from finance lease	152
Net cash used in investing activities	130	(123)	(4)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares		71,157
Proceeds from issuance of convertible loan notes		163	1,880
Proceeds from issuance of warrants	129	3,364
Proceeds from issuance of options		939
Repayment of leasing liabilities	(152)	(277)	(200)
Net cash provided by financing activities	(23)	75,346	1,680
Net (decrease)/increase in cash and cash equivalents	(21,655)	63,888	(5,120)
Cash and cash equivalent, beginning of period	65,824	200	5,304
Exchange difference	(1,983)	1,736	16
Cash and cash equivalent, end of period	$ 42,186	$ 65,824	$ 200